1875 K Street, N.W. Washington, DC 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000

January 30, 2015

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Preliminary Proxy Materials for Alpine Global Consumer Growth Fund, a series of Alpine Equity Trust
Securities Act File No. 033-25378
Investment Company Act File No. 811-05684

Ladies and Gentlemen:

On behalf of Alpine Global Consumer Growth Fund, a series of Alpine Equity Trust (the “Fund”), and pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, transmitted herewith are the preliminary proxy materials consisting of the Notice of Special Meeting of Shareholders, the Proxy Statement and the Form of Proxy to be used in connection with the Special Meeting of Shareholders of the Fund to be held on or about March 12, 2015 (the “Meeting”).

As set forth in more detail in the accompanying proxy materials, the Meeting is being held to consider and approve the liquidation and termination of the Fund pursuant to the Plan of Liquidation.

It is anticipated that definitive copies of the proxy materials will be mailed to shareholders on or about February 16, 2015.

Any questions or comments on the Amendment should be directed to the undersigned at 202-303-1124.

Very truly yours,

/s/ Benjamin J. Haskin
Benjamin J. Haskin

Enclosures

cc:	Matthew K. Breitman, Alpine Woods Capital Investors, LLC
Anne C. Choe, Willkie Farr & Gallagher LLP

New York    Washington    Paris    London    Milan    Rome    Frankfurt    Brussels
in alliance with Dickson Minto W.S., London and Edinburgh